Debt - Additional Information (Detail) - USD ($)																		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 04, 2022	Feb. 03, 2022	Feb. 02, 2022	Oct. 26, 2021	Sep. 10, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 16, 2021	Jul. 13, 2021	May 25, 2021	Apr. 13, 2021	Mar. 24, 2021	Mar. 12, 2021	Jan. 15, 2021	Dec. 31, 2020	Nov. 11, 2020	Oct. 04, 2018	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Nov. 08, 2021	Dec. 29, 2020	Oct. 12, 2018
Debt Instrument [Line Items]
Class of warrants or rights outstanding	15,516,639	15,516,667																15,516,639		15,516,639
Class of warrants or rights exercise price per share																		$ 11.5		$ 11.5
Debt instrument periodic payment								$ 5,700	$ 5,700			$ 11,700		$ 5,000
Long term debt gross															$ 744,198			$ 30,549,000		$ 30,549,000		$ 49,907,347	$ 744,198
Proceeds from convertible debt				$ 7,000,000
Embedded derivative derivative fair value															$ 0			0		0		4,395,000	0
Repayments of Long-term Debt																				3,826,000	$ 571,000	$ 948,928	$ 3,140,783
Fast Radius [Member]
Debt Instrument [Line Items]
Debt instrument Maturity term							Aug. 23, 2023
Energize Ventures Fund [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per share											$ 0.005
Energize Ventures Fund [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights											287,843
Energy Capital Partners Holdings [Member] | Related Party Convertible Notes Three [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion of shares into predecessor company		990,000
Energy Capital Partners Holdings Lp [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 7,000,000
Debt instrument stated percentage				6.00%
Energy Capital Partners Holdings Lp [Member] | Related Party Convertible Notes Three [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted	(2,000,000)
Two Thousand And Eighteen ATEL Loan [Member] | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Debt instrument face value																	$ 3,000,000
Proceeds from issuance of secured debt																	$ 1,100,000
Long term debt term																	36 months
Long term debt date of maturity															Nov. 01, 2021							Nov. 01, 2021	Nov. 01, 2021
Debt instrument effective interest rate during the period																						5.80%	5.60%
Long term debt gross															$ 359,594							$ 0	$ 359,594
Two Thousand And Eighteen ATEL Loan [Member] | Machinery and Equipment [Member] | Warrants To Purchase Series A Three Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights or issued during the period warrants																						32,405
Class of warrants or rights outstanding																						32,405
Two Thousand And Eighteen Silicon Valley Bank Loan [Member] | Personal Property And Equity [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument face value																											$ 3,000,000
Debt instrument variable interest rate spread																							1.25%
Two Thousand And Eighteen Silicon Valley Bank Loan [Member] | Personal Property And Equity [Member] | Warrants To Purchase Common Stock [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Class of warrants or rights or issued during the period warrants																						46,636
Class of warrants or rights number of securities covered by the warrants or rights																						46,636
Class of warrants or rights exercise price per share																						$ 0.45
Two Thousand And Twenty One Manufacturing Financing Services Secured Term Loan [Member] | Equipment [Member]
Debt Instrument [Line Items]
Debt instrument face value																$ 400,000
Long term debt term															60 months								60 months
Long term debt date of maturity															Dec. 01, 2025							Dec. 01, 2025	Dec. 01, 2025
Class of warrants or rights or issued during the period warrants																						3.4	4.1
Long term debt percentage of down payment																10.00%
Debt instrument periodic payment																$ 7,000
Long term debt gross																						$ 315,000
Two Thousand And Twenty Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument face value																						$ 10,000,000				$ 6,500,000
Debt instrument variable interest rate spread															1.00%							1.00%
Long term debt gross										$ 10,000,000					$ 0			8,558,000		8,558,000		$ 10,225,000	$ 0
Long term debt variable interest rate percentage																						2.25%				2.25%
Debt instrument principal as a percentage of outstanding amount																							4.90%
Long term debt maturity start date															Dec. 01, 2024							Jan. 01, 2022
Debt instrument Maturity term															Dec. 01, 2024
Debt instrument periodic payment of principal															$ 277,800
Two Thousand And Twenty Silicon Valley Bank [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Long term debt date of maturity																						Mar. 10, 2022
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights or issued during the period units															26,115
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty One Warrants To Purchase Common Stock [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights															26,115								26,115
Class of warrants or rights exercise price per share																										$ 1.81
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty One Warrants To Purchase Common Stock [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Class of warrants or rights outstanding																						26,115
Class of warrants or rights exercise price per share													$ 13.49
Class of warrants or rights or issued during the period units													26,115
Two Thousand And Twenty Silicon Valley Bank [Member] | Two Thousand And Twenty One Warrants To Purchase Common Stock [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Class of warrants or rights outstanding																						26,115
Class of warrants or rights exercise price per share										$ 13.49
Class of warrants or rights or issued during the period units										26,115
Two Thousand And Twenty One Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Long term debt gross	$ 20,000,000														$ 0			20,868,000		20,868,000		$ 20,800,000	$ 0
Debt instrument Maturity term	Apr. 03, 2023
Repayments of Long-term Debt	$ 2,000,000
Debt instrument, fee amount	$ 800,000																	2,100,000		2,100,000
Monthly principal payment beginning September 1, 2021																		2,400,000		2,400,000
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 20,000,000
Debt instrument variable interest rate spread			6.00%		6.00%
Cumulative amount drawn long term debt																									$ 20,000,000
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member] | Extension Of Due Date [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long term debt date of maturity	Apr. 03, 2023
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 10,000,000
Proceeds from other long term debt					10,000,000
Two Thousand And Twenty One Silicon Valley Bank [Member] | Prime Rate [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument face value					10,000,000
Proceeds from other long term debt				$ 7,000,000	$ 3,000,000
Manufacturers Capital Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt gross															0			$ 845,000		$ 845,000		$ 967,710	0
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | Fifteenth Of January Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt														$ 299,000
Long term debt term																						48 months
Long term debt date of maturity																						Jan. 15, 2025
Debt instrument effective interest rate during the period																						2.80%
Long term debt gross																						$ 168,000
Debt instrument principal as a percentage of outstanding amount														10.00%
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | March Twenty Fourth Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt												$ 680,000
Long term debt term																						48 months
Long term debt date of maturity																						Mar. 24, 2025
Debt instrument effective interest rate during the period																						3.00%
Long term debt gross																						$ 389,000
Debt instrument principal as a percentage of outstanding amount												10.00%
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | July Thirteenth Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt									$ 253,000
Long term debt term																						48 months
Long term debt date of maturity																						Jul. 13, 2025
Debt instrument effective interest rate during the period																						2.40%
Long term debt gross																						$ 203,000
Debt instrument principal as a percentage of outstanding amount									10.00%
Manufacturers Capital Promissory Notes [Member] | Equipment [Member] | August Sixteenth Two Thousand And Twenty One [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt								$ 253,000
Long term debt term																						48 months
Long term debt date of maturity																						Aug. 16, 2025
Debt instrument effective interest rate during the period																						2.00%
Long term debt gross																						$ 207,000
Debt instrument principal as a percentage of outstanding amount								10.00%
Convertible Debt [Member] | Energize Ventures Fund [Member] | Related Party Convertible Notes One [Member]
Debt Instrument [Line Items]
Long term debt date of maturity																						Apr. 13, 2021
Debt instrument effective interest rate during the period																		0.00%	58.30%	58.30%	58.30%	58.30%
Class of warrants or rights number of securities covered by the warrants or rights																						140,000
Class of warrants or rights exercise price per share																						$ 0.01
Long term debt gross															0							$ 7,600,000	0
Proceeds from convertible debt											$ 7,600,000
Related party transaction rate of interest											6.00%
Embedded derivative derivative fair value																						2,500,000
Gain loss on embedded derivative liability net																						$ 75,000
Convertible Debt [Member] | Drive Capital Fund [Member] | Related Party Convertible Notes Two [Member]
Debt Instrument [Line Items]
Long term debt date of maturity																						Aug. 23, 2023
Debt instrument effective interest rate during the period																		0.00%		17.10%		17.10%
Long term debt gross															0							$ 3,000,000	0
Proceeds from convertible debt						$ 3,000,000
Related party transaction rate of interest						6.00%
Embedded derivative derivative fair value																						600,000
Gain loss on embedded derivative liability net																						$ 11,000
Debt instrument conversion price percentage																						80.00%
Debt instrument conversion period from the date of maturity																						90 days
Convertible Debt [Member] | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes Three [Member]
Debt Instrument [Line Items]
Long term debt date of maturity																						Oct. 26, 2023
Debt instrument effective interest rate during the period																		0.00%		16.30%		16.30%
Long term debt gross															$ 0							$ 7,000,000	$ 0
Proceeds from convertible debt				$ 7
Related party transaction rate of interest				6.00%
Embedded derivative derivative fair value																						1,300,000
Gain loss on embedded derivative liability net																						122,000
Convertible Debt [Member] | Energy Capital Partners Holdings Lp [Member] | Related Party Convertible Notes Three [Member]
Debt Instrument [Line Items]
Long term debt date of maturity																								Oct. 26, 2023
Related party transaction rate of interest				6.00%
Gain loss on embedded derivative liability net				$ 12,000
Related Party Energize Convertible Debt [Member]
Debt Instrument [Line Items]
Derivative Liability, Fair Value, Gross Liability																						2,500,000
Derivative, Gain (Loss) on Derivative, Net																				$ 47,000
Related Party Energize Convertible Debt [Member] | Fast Radius [Member]
Debt Instrument [Line Items]
Debt instrument face value											$ 7,600,000
Class of warrants or rights exercise price per share													$ 0.01
Debt instrument Maturity term													Apr. 13, 2023
Debt instrument stated percentage													6.00%
Related Party Energize Convertible Debt [Member] | Fast Radius [Member] | Maximum [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights													140,000
Related Party Energize Convertible Debt [Member] | Energy Capital Partners Holdings Lp [Member] | Related Party Convertible Notes Three [Member]
Debt Instrument [Line Items]
Embedded derivative derivative fair value																		$ 1,300,000		1,300,000
Related Party Drive Capital Convertible Debt [Member]
Debt Instrument [Line Items]
Derivative Liability, Fair Value, Gross Liability																						$ 600,000
Derivative, Gain (Loss) on Derivative, Net																				$ 5,000
Related Party Drive Capital Convertible Debt [Member] | Fast Radius [Member]
Debt Instrument [Line Items]
Debt instrument face value						$ 3,000,000
Debt instrument stated percentage							6.00%